Stock-Based Compensation (Details) - Schedule of Stock-Based Compensation Expense - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
stock-based compensation expense	$ 32,096	$ 40,675	$ 123,626	$ 268,755
General and administrative stock-based compensation expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
stock-based compensation expense	29,600	13,016	116,138	144,824
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
stock-based compensation expense	2,496	27,659	7,488	123,931
Restricted Stock Units (RSUs) [Member] | General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
stock-based compensation expense	22,384	23,928	67,150	108,040
Restricted Stock Units (RSUs) [Member] | Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
stock-based compensation expense	1,898	6,021	5,694	39,608
Share-Based Payment Arrangement, Option [Member] | General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
stock-based compensation expense	7,216	(10,912)	48,988	36,784
Share-Based Payment Arrangement, Option [Member] | Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
stock-based compensation expense	$ 598	$ 21,638	$ 1,794	$ 84,323